SHARE CAPITAL AND BASIC AND DILUTED LOSS PER SHARE	12 Months Ended
Dec. 31, 2014
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
SHARE CAPITAL AND BASIC AND DILUTED LOSS PER SHARE
20.	SHARE CAPITAL AND BASIC AND DILUTED LOSS PER SHARE

a)	Authorized

The Company’s share capital consists of an unlimited number of common shares and an unlimited number of preferred shares. As of December 31, 2014 and 2013, there were no preferred shares outstanding.

b)	Issued and outstanding

Pursuant to a private offering (the “Offering”), during the year ended December 31, 2014, the Company issued 10,563,380 units for an offering price of $0.284 per unit for gross proceeds of approximately $3,000. Each unit consists of one common share of the Company and one and a quarter common share purchase warrants. Each warrant is exercisable into one Common Share beginning April 24, 2015 and ending June 24, 2020 at an exercise price per common share of $0.3692.

The Company did not issue any common shares to employees related to option exercises during the year ended December 31, 2014.

Pursuant to option exercises, during the year ended December 31, 2013, the Company issued 219,755 common shares to employees for cash consideration of $484. In addition to the cash consideration, $209 was transferred from additional paid-in capital to share capital.

Pursuant to a public offering, during the year ended December 31, 2013, the Company issued 5,750,000 common shares at a public offering price of $3.50 per share for gross proceeds of approximately $20,100. The difference between the gross proceeds and the amount disclosed in the consolidated statements of shareholders’ equity is due to fees associated with the issuance.

Pursuant to option exercises, during the year ended December 31, 2012, the Company issued 1,086,102 common shares to employees for cash consideration of $2,420. In addition to the cash consideration, $989 was transferred from additional paid-in capital to share capital.

When the Company is in a loss position, there are no adjustments to the weighted number of shares outstanding for the purposes of calculating diluted loss per share because to do so would be anti-dilutive.

As of December 31, 2014, 2013 and 2012, 4,528,172, 463,915 and 452,344 stock options and warrants could potentially dilute basic EPS in the future. These options and warrants were not included in the computation of diluted EPS because to do so would have been anti-dilutive for the years presented.